SELECTED STATEMENTS OF OPERATIONS DATA (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Adjustments to the fair value of the contingent consideration from acquisition		$ 2,539
Other		(713)
Total other income		$ 1,826